Related Party Transactions (Details Narrative) - USD ($)		12 Months Ended
	Jan. 18, 2023	Dec. 31, 2021	Dec. 31, 2019	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 26, 2020
Related Party Transactions [Abstract]
Solar powered atmospheric water generator			$ 550,000
Deposit Liability, Current			$ 303,742					$ 193,497
Unpaid balance on equipment		$ 55,169					$ 52,761
Accounts payable - related party		124,370		$ 0			27,029
Common stock subscriptions		792,745		866,600			$ 0
Subscription deposit received used		792,745
Stock Issuance		377,350
Pending stock sales		$ 1,170,095
Pending stock shares		23,402,000
Number of shares issued to officers, shares	6,952,523
Number of shares issued to officers, value	$ 168,126
Common stock deposits received value				$ 866,600	$ 30,000	$ 310,700
Common stock deposits received shares		15,855,000		26,211,000	1,500,000	13,674,000	0